Customer Concentrations (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Coke sales	$ 223.9	$ 216.8	$ 217.8	$ 214.5	$ 230.4	$ 219.5	$ 228.1	$ 253.7	$ 873.0	$ 931.7
Customer Concentration Risk
Concentration Risk [Line Items]
Tons of coke sold									2,400,000
Customer Concentration Risk | AK Steel Corporation and Arcelor Mittal USA, Inc.
Concentration Risk [Line Items]
Number of primary customers									3
Customer Concentration Risk | ArcelorMittal USA, Inc
Concentration Risk [Line Items]
Receivables due from customers	9.8								9.8
Coke sales									175.9	178.8	207.3
Customer Concentration Risk | ArcelorMittal USA, Inc | Sales revenue
Concentration Risk [Line Items]
Revenue from primary customers as a percentage of total revenue (as a percent)									20.10%	19.20%	20.40%
Customer Concentration Risk | AK Steel Corporation
Concentration Risk [Line Items]
Receivables due from customers	14.5								14.5
Coke sales									402.4	460.5	510.9
Customer Concentration Risk | AK Steel Corporation | Sales revenue
Concentration Risk [Line Items]
Revenue from primary customers as a percentage of total revenue (as a percent)									46.10%	49.40%	50.40%
Customer Concentration Risk | U.S. Steel
Concentration Risk [Line Items]
Receivables due from customers	6.4								6.4
Coke sales									$ 232.3	$ 245.8	$ 273.7
Customer Concentration Risk | U.S. Steel | Sales revenue
Concentration Risk [Line Items]
Revenue from primary customers as a percentage of total revenue (as a percent)									26.60%	26.40%	27.00%